Pension and other employee obligations	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Pension and other employee obligations
15. Pension and other employee obligations
Pension and other employee obligations consist of the following:

	As at
	March 31, 2021	March 31, 2020
Current:
Salaries and bonus	$72,314	$68,353
Pension	115	1,196
Withholding taxes on salary and statutory payables	10,157	7,308

Total	$82,586	$76,857

Non-current:
Pension and other obligations	$19,589	$12,999

Total	$19,589	$12,999

Employee benefit costs consist of the following:

	Year ended March 31,
	2021	2020	2019
Salaries and bonus	$498,431	$487,246	$424,005
Employee benefit plans:
Defined contribution plan	12,648	12,675	11,572
Defined benefit plan	2,839	2,634	2,242
Share-based compensation expense (Refer Note 24)	38,230	37,520	30,305

Total	$552,148	$540,075	$468,124

Employee benefit costs is recognized in the following line items in the consolidated statement of income:

	Year ended March 31,
	2021	2020	2019
Cost of revenue	$404,431	$399,441	$346,914
Selling and marketing expenses	43,601	40,816	34,054
General and administrative expenses	104,116	99,818	87,156

Total	$552,148	$540,075	$468,124

Defined contribution plan
The Company’s contributions to defined contribution plans are as follows:

	Year ended March 31,
	2021	2020	2019
India	$8,681	$8,772	$7,919
United States	1,770	1,548	1,387
United Kingdom	898	892	759
South Africa	596	789	840
Sri Lanka	512	480	505
Philippines	191	194	162

Total	$12,648	$12,675	$11,572

Defined benefit plan
The net periodic cost recognized by the Company in respect of gratuity payments under the Company’s gratuity plans covering eligible employees of the Company in India, the Philippines and Sri Lanka is as follows:

	Year ended March 31,
	2021	2020	2019
Service cost	$2,047	$1,915	$1,621
Interest on the net defined benefit liability	792	719	621

Net gratuity cost	$2,839	$2,634	$2,242

	As at
	March 2021	March 2020
Change in projected benefit obligations
Obligation at beginning of the year	$13,524	$12,552
Foreign currency translation	441	(1,206)
Service cost	2,047	1,915
Interest cost	869	805
Benefits paid	(1,116)	(1,423)
Business combinations	—	98
Actuarial (gain)/loss
From changes in demographic assumptions	1,061	(113)
From changes in financial assumptions	341	317
From actual experience compared to assumptions	53	579

Benefit obligation at end of the year	$17,220	$13,524

Change in plan assets
Plan assets at beginning of the year	$1,146	$1,259
Foreign currency translation	40	(107)
Expected return on plan assets	77	86
Actuarial (loss) /gain	43	(16)
Actual contributions	1,031	1,192
Benefits paid	(1,023)	(1,268)

Plan assets at end of the year	$1,314	$1,146

Accrued pension liability
Current	$115	$1,196
Non-current	15,791	11,182

Net amount recognized	$15,906	$12,378

Present value of funded defined benefit obligation	$16,378	$12,814
Fair value of plan assets	(1,314)	(1,146)

	15,064	11,668

Present value of unfunded defined benefit obligation	$842	$710

Weighted average duration of defined benefit obligation (both funded and unfunded)	8.9 years	5.0 years
Net amount recognized relating to the Company’s India plan, Philippines plan and Sri Lanka plan was $15,131, $95 and $680 as at March 31, 2021 and $11,733, $46 and $599 as at March 31, 2020, respectively.

The assumptions used in accounting for the gratuity plans are as follows:

	Year ended March 31,
	2021	2020	2019
Discount rate:
India	6.4%	6.3% to 6.6%	6.6% to 7.0%
Philippines	3.1%	3.7%	6.1%
Sri Lanka	8.1%	9.8%	11.0%
Rate of increase in compensation level	7.0% to 8.0%	7.0% to 8.0%	7.0% to 8.0%
Expected rate of return on plan assets	6.4%	6.6%	7.0%
The Company evaluates these assumptions annually based on its long-term plans of growth and industry standards. The discount rates are based on current market yields on government securities adjusted for a suitable risk premium to reflect the additional risk for high quality corporate bonds.
As at March 31, 2021, for each of the Company’s defined benefit plans, the sensitivity of the defined benefit obligation to a change in each significant actuarial assumption is as follows:

	India	Philippines	Sri Lanka
Discount rate:
Increase in discount rate by 1%	(8.4)%	(4.2)%	(7.4)%
Decrease in discount rate by 1%	9.7%	4.7%	8.4%
Rate of increase in compensation level:
Increase in salary escalation rate by 1%	6.5%	4.0%	7.9%
Decrease in salary escalation rate by 1%	(6.4)%	(3.6)%	(7.1)%
Each sensitivity amount is calculated assuming that all other assumptions are held constant. The Company is not able to predict the extent of likely future changes in these assumptions, but based on past experience, the discount rate for each plan could change by up to 1% within a 12-month period.
As at March 31, 2021, $4 and $1,310 ($4 and $1,142 as at March 31, 2020) of the fund assets are invested with LIC and ALICPL, respectively. Of the funds invested with LIC, approximately 40% and 60% of the funds are invested in unquoted government securities and money market instruments, respectively. Of the funds invested with ALICPL, approximately 69% and 31% are invested in unquoted government securities and money market instruments, respectively. Since the Company’s plan assets are managed by third party fund administrators, the contributions made by the Company are pooled with the corpus of the funds managed by such fund administrators and invested in accordance with regulatory guidelines. The Company’s funding policy is to contribute to the plan amounts necessary on an actuarial basis to, at a minimum, satisfy the minimum funding requirements. Additional discretionary contributions above the minimum funding requirement can be made and are generally based on adjustment for any over or under funding.
The expected benefits are based on the same assumptions used to measure the Company’s defined benefit obligations as at March 31, 2021. The Company expects to contribute $1,314 to defined benefit plan for the year ending March 31, 2022. The maturity analysis of the Company’s defined benefit payments is as follows:

Amount
2022	$1,429
2023	1,579
2024	1,762
2025	2,206
2026	2,595
Thereafter	15,909

$25,480